Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
CIK	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2024
Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2024
Prospectus Date	rr_ProspectusDate	Feb. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A